Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Matthew 25 Fund
Entity Central Index Key	0001003839
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
MATTHEW 25 FUND
Shareholder Report [Line Items]
Fund Name	MATTHEW 25 FUND
Class Name	Matthew 25 Fund
Trading Symbol	MXXVX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information, including the Shareholder’s Letter, at https://www.matthew25fund.com/ or you can also request this information by contacting us at 1-888-M25-FUND.
Additional Information Phone Number	1-888-M25-FUND
Additional Information Website	https://www.matthew25fund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Matthew 25 Fund	$125	1.10%

*Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Dear Owners,

Our Matthew 25 Fund’s (MXXVX) return was 27.38% in 2024. This was greater than the 25.02% return of the S&P 500 Index. Our Fund remains close to fully invested at 99.42% of total assets. Currently, our portfolio has more positions in growth stocks than in value investments because I believe these stocks offer higher potential returns in the upcoming years. I explain this more fully in my 2024 Shareholder Letter posted on our website. I always emphasize long-term investing and hope to increase our Fund’s performance in the coming years:

Period     MXXVX    S&P 500

15 years   14.37%       13.87%

25 years    9.82%          7.70%

Inception  11.28%       10.25%
(10/16/1995)

A $10,000.00 investment in MXXVX at its inception has grown to $226,662.43. This is a period of just over 29 years. My wife and I have been owners since inception and willfully continue to purchase shares. We currently own 11.33% of MXXVX.

During the year, I made the following changes to our portfolio:

Sold – Deere, Five Below, Penn Entertainment, Polaris & Under Armour

Bought + Flutter, MGM & MercadoLibre

These changes were made to improve the future return potential of our portfolio. The performance of our legacy holdings and additional portfolio information are also in our 2024 Shareholder Letter. As always, it is my honor to work for you and to invest side-by-side with you.

Good fortune,

Mark Mulholland

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	27.38%	10.90%	10.31%
S&P 500 Index	25.02%	14.51%	13.09%

Net Assets	$ 317,315,912
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 2,946,348
Investment Company, Portfolio Turnover	30.26%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$317,315,912
PORTFOLIO HOLDINGS:	21
PORTFOLIO TURNOVER:	30.26%
ADVISORY FEES PAID BY FUND:	$2,946,348

Holdings [Text Block]

Asset Allocation

Semiconductors & Related Devices	17.78%
Retail-Catalog & Mail-Order Houses	9.68%
Hotels & Motels	7.44%
Federal & Federally - Sponsored Credit Agencies	7.43%
Motor Vehicles & Passenger Car Bodies	7.32%
Services-Business Services	7.02%
National Commercial Bank	4.97%
Security Brokers, Dealers & Exchanges	4.96%
Electronic Computers	4.93%
Investment Advice	4.78%
Air Courier Services	4.74%
Carpets & Rugs	4.67%
Fire, Marine & Casualty Insurance	4.51%
State Commercial Banks	3.70%
Services-Computer Programming, Data Processing, Etc.	2.79%
Real Estate Investment Trusts	1.62%
Business Services	1.08%
Money Market Fund	0.40%
Total % Of Net Assets	99.82%

Largest Holdings [Text Block]

top ten holdings

1.	Nvidia Corp.	17.77%
2.	Amazon.com, Inc.	9.68%
3.	Tesla, Inc.	7.32%
4.	Federal Agricultural Mortgage Corp. *	7.43%
5.	Mercadolibre., Inc.	7.02%
6.	JPMorgan Chase & Co.	4.97%
7.	Goldman Sachs Group, Inc.	4.96%
8.	Apple, Inc.	4.93%
9.	Park Hotels & Resorts, Inc.	4.88%
10.	KKR & Co., Inc.	4.78%
	Total % Of Net Assets	73.74%

* Indicates a combined position.

Material Fund Change [Text Block]	How has the fund changed The As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-888-M25-FUND
Updated Prospectus Web Address	https://www.matthew25fund.com